Property, Equipment and Software, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 7,638	$ 1,046	¥ 9,368	¥ 7,732
Impairment charges	¥ 0		¥ 0	¥ 0